STATEMENT OF OPERATIONS - USD ($)		3 Months Ended			6 Months Ended	9 Months Ended
		Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2024	Jan. 31, 2025	Oct. 31, 2025
Income Statement [Abstract]
Formation and operating costs		$ 375,265	$ 43,064	$ 43,064	$ 43,064	$ 726,449
Loss from operations		(375,265)	(43,064)	(43,064)	(43,064)	(726,449)
Interest income		$ 1,103			500	$ 4,472
Net loss					$ (42,564)
Weighted average ordinary shares outstanding, basic and diluted	[1]				2,787,500
Basic and diluted net loss per ordinary share					$ (0.015)

[1]	Excludes an aggregate of up to 375,000 ordinary shares subject to forfeiture if the over-allotment is not exercised in full or in part by the underwriters (see Note 5).